TAX EXPENSE - RECONCILIATION BETWEEN ACTUAL INCOME TAX EXPENSE AND THE EXPECTED INCOME TAX EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation between actual income tax expense and the expected income expense at applicable statutory tax rates
Earnings before income tax	¥ 86,697	¥ 80,151	¥ 56,411
Expected PRC income tax expense at a statutory tax rate of 25%	21,674	20,038	14,103
Tax effect of preferential tax rate (Note i)	(793)	83	(1,033)
Effect of income taxes at foreign operations (Note ii)	(1,394)	299	391
Tax effect of non-deductible expenses	1,905	1,529	788
Tax effect of non-taxable income	(5,939)	(2,786)	(2,583)
Tax effect of utilization of previously unrecognized tax losses and temporary differences	(613)	(453)	(235)
Tax effect of tax losses not recognized	1,485	958	828
Write-down of deferred tax assets	26	811	75
Adjustment of prior years	(72)	228	279
Tax expense	¥ 16,279	¥ 20,707	¥ 12,613
PRC
Reconciliation between actual income tax expense and the expected income expense at applicable statutory tax rates
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate applicable to western regions	15.00%
Angola
Reconciliation between actual income tax expense and the expected income expense at applicable statutory tax rates
Statutory income tax rate	50.00%